Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Oct. 31, 2021	Apr. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of Income Taxes

	2021	2020

Deferred tax assets, net:
Net operating loss carryforwards	$141,000	$140,000
Bad debt expense	17,000	—
Stock-based compensation	155,000	—
Asset impairment loss	—	40,000
Deferred tax assets	313,000	180,000

Deferred tax liability
Unrealized gain	746,000	—
Total deferred tax liability	746,000	—

Total net deferred tax assets (liabilities)	$(433,000)	$180,000

Schedule of income taxes

	October 31, 2021	April 30, 2021

Deferred tax assets, net:
Net operating loss carryforwards	$422,000	$141,000
Bad debt allowance	27,000	17,000
Stock-based compensation	193,000	155,000
Deferred tax assets	642,000	313,000

Deferred tax liability
Unrealized gain	1,696,000	746,000

Net deferred tax liability	$(1,054,000)	$(433,000)